UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA VALUE FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                             USAA VALUE Fund

                          [GRAPHIC OF USAA VALUE FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)
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USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS (95.5%)

             ADVERTISING (0.5%)
   58,900    Valassis Communications, Inc.*                                                    $  1,724
                                                                                               --------
             AEROSPACE & DEFENSE (1.4%)
   49,900    Goodrich Corp.                                                                       2,221
   56,900    Honeywell International, Inc.                                                        2,418
                                                                                               --------
                                                                                                  4,639
                                                                                               --------
             AIR FREIGHT & LOGISTICS (0.7%)
   47,700    Ryder System, Inc.                                                                   2,488
                                                                                               --------
             ALUMINUM (0.6%)
   41,500    Century Aluminum Co.*                                                                1,976
                                                                                               --------
             APPAREL RETAIL (0.4%)
   42,500    Men's Wearhouse, Inc.                                                                1,506
                                                                                               --------
             APPLICATION SOFTWARE (1.1%)
  163,500    Mentor Graphics Corp.*                                                               2,147
   50,500    Reynolds and Reynolds Co. "A"                                                        1,502
                                                                                               --------
                                                                                                  3,649
                                                                                               --------
             AUTO PARTS & EQUIPMENT (0.7%)
  105,400    Lear Corp.(a)                                                                        2,485
                                                                                               --------
             AUTOMOBILE MANUFACTURERS (0.3%)
   30,300    Winnebago Industries, Inc.(a)                                                          892
                                                                                               --------
             CASINOS & GAMING (0.6%)
   61,000    GTECH Holdings Corp.                                                                 2,084
                                                                                               --------
             COMMODITY CHEMICALS (0.5%)
   73,400    Lyondell Chemical Co.                                                                1,769
                                                                                               --------
             COMMUNICATIONS EQUIPMENT (2.4%)
  364,500    Nokia Corp. ADR (Finland)                                                            8,260
                                                                                               --------
             CONSTRUCTION & ENGINEERING (0.5%)
   63,100    Insituform Technologies, Inc. "A"*                                                   1,608
                                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   29,600    Terex Corp.*                                                                         2,562
                                                                                               --------
             CONSUMER FINANCE (3.4%)
   55,100    Capital One Financial Corp.                                                          4,774
   31,300    First Marblehead Corp.(a)                                                            1,505
   95,400    SLM Corp.                                                                            5,045
                                                                                               --------
                                                                                                 11,324
                                                                                               --------
             DISTRIBUTORS (0.4%)
   28,400    Genuine Parts Co.                                                                    1,240
                                                                                               --------

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USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             DIVERSIFIED BANKS (4.0%)
  179,959    Bank of America Corp.                                                             $  8,983
   65,700    Wells Fargo & Co.                                                                    4,513
                                                                                               --------
                                                                                                 13,496
                                                                                               --------
             ELECTRIC UTILITIES (2.9%)
   74,800    American Electric Power Co., Inc.                                                    2,503
   77,200    Entergy Corp.                                                                        5,399
   46,400    Pinnacle West Capital Corp.                                                          1,861
                                                                                               --------
                                                                                                  9,763
                                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.8%)
  285,200    American Power Conversion Corp.                                                      6,343
   54,400    Emerson Electric Co.                                                                 4,621
   40,200    Regal-Beloit Corp.                                                                   1,876
                                                                                               --------
                                                                                                 12,840
                                                                                               --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (1.1%)
   47,600    Littelfuse, Inc.*                                                                    1,537
  130,900    Vishay Intertechnology, Inc.*                                                        2,045
                                                                                               --------
                                                                                                  3,582
                                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.8%)
   39,900    Mercury Computer Systems, Inc.*                                                        760
   42,100    Plexus Corp.*                                                                        1,834
                                                                                               --------
                                                                                                  2,594
                                                                                               --------
             GENERAL MERCHANDISE STORES (1.8%)
  216,200    Dollar General Corp.                                                                 3,775
   96,900    Family Dollar Stores, Inc.                                                           2,422
                                                                                               --------
                                                                                                  6,197
                                                                                               --------
             HEALTH CARE EQUIPMENT (2.1%)
  119,600    Baxter International, Inc.                                                           4,509
   47,200    Hillenbrand Industries, Inc.                                                         2,424
                                                                                               --------
                                                                                                  6,933
                                                                                               --------
             HEALTH CARE FACILITIES (1.6%)
  322,700    HEALTHSOUTH Corp.*                                                                   1,478
   84,200    Service Corp. International                                                            678
   43,800    Triad Hospitals, Inc.*                                                               1,805
   27,200    Universal Health Services, Inc. "B"                                                  1,381
                                                                                               --------
                                                                                                  5,342
                                                                                               --------
             HOME IMPROVEMENT RETAIL (0.8%)
   52,600    Sherwin-Williams Co.                                                                 2,679
                                                                                               --------
             HOMEBUILDING (0.1%)
   32,500    Champion Enterprises, Inc.*                                                            496
                                                                                               --------
             HOTELS, RESORTS, & CRUISE LINES (1.7%)
   60,000    Carnival Corp.                                                                       2,809
   12,800    Kerzner International Ltd. (Bermuda)*                                                1,000
   45,600    Royal Caribbean Cruises Ltd.                                                         1,906
                                                                                               --------
                                                                                                  5,715
                                                                                               --------
             HOUSEHOLD APPLIANCES (3.0%)
   36,300    Helen of Troy Ltd.*                                                                    750
  135,900    Stanley Works                                                                        7,101

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USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
   27,000    Whirlpool Corp.                                                                   $  2,423
                                                                                               --------
                                                                                                 10,274
                                                                                               --------
             INDUSTRIAL CONGLOMERATES (1.1%)
   24,700    3M Co.                                                                               2,110
   58,800    Tyco International Ltd.                                                              1,549
                                                                                               --------
                                                                                                  3,659
                                                                                               --------
             INDUSTRIAL MACHINERY (4.4%)
   39,300    Flowserve Corp.*                                                                     2,260
   22,300    Harsco Corp.                                                                         1,859
   30,600    IDEX Corp.                                                                           1,554
   53,200    Illinois Tool Works, Inc.                                                            5,464
   29,500    ITT Industries, Inc.                                                                 1,659
   46,300    Kaydon Corp.                                                                         1,988
                                                                                               --------
                                                                                                 14,784
                                                                                               --------
             INSURANCE BROKERS (0.7%)
   67,700    Willis Group Holdings Ltd. (Bermuda)                                                 2,380
                                                                                               --------
             INTEGRATED OIL & GAS (8.7%)
   72,100    BP plc ADR (United Kingdom)                                                          5,315
   46,300    Chevron Corp.                                                                        2,825
  109,700    ConocoPhillips                                                                       7,339
   57,900    Marathon Oil Corp.                                                                   4,595
   20,100    Murphy Oil Corp.                                                                     1,009
   79,400    Occidental Petroleum Corp.                                                           8,157
                                                                                               --------
                                                                                                 29,240
                                                                                               --------
             INTEGRATED TELECOMMUNICATION SERVICES (1.8%)
  187,900    Verizon Communications, Inc.                                                         6,206
                                                                                               --------
             LEISURE PRODUCTS (1.9%)
   73,000    Brunswick Corp.                                                                      2,863
  215,700    Mattel, Inc.                                                                         3,490
                                                                                               --------
                                                                                                  6,353
                                                                                               --------
             MANAGED HEALTH CARE (2.7%)
   12,900    CIGNA Corp.                                                                          1,380
   25,200    Coventry Health Care, Inc.*                                                          1,252
   90,000    WellPoint, Inc.*                                                                     6,390
                                                                                               --------
                                                                                                  9,022
                                                                                               --------
             MARINE (0.6%)
   27,200    Kirby Corp.*(a)                                                                      2,005
                                                                                               --------
             MULTI-LINE INSURANCE (1.2%)
   45,500    Hartford Financial Services Group, Inc.                                              4,183
                                                                                               --------
             MULTI-UTILITIES (2.4%)
   68,300    CenterPoint Energy, Inc.                                                               821
  144,700    Duke Energy Corp.                                                                    4,214
   44,200    MDU Resources Group, Inc.                                                            1,624
   75,600    Xcel Energy, Inc.                                                                    1,424
                                                                                               --------
                                                                                                  8,083
                                                                                               --------

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                   (continued)

USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             OFFICE SERVICES & SUPPLIES (0.4%)
   39,400    Brady Corp. "A"                                                                   $  1,417
                                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
   15,200    Anadarko Petroleum Corp.                                                             1,593
   44,100    Chesapeake Energy Corp.                                                              1,397
   41,550    Encore Acquisition Co.*                                                              1,273
                                                                                               --------
                                                                                                  4,263
                                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   56,100    El Paso Corp.                                                                          724
                                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
  128,100    Citigroup, Inc.                                                                      6,399
                                                                                               --------
             PACKAGED FOODS & MEAT (0.7%)
  111,900    ConAgra Foods, Inc.                                                                  2,538
                                                                                               --------
             PHARMACEUTICALS (5.2%)
  165,200    Bristol-Myers Squibb Co.                                                             4,193
  246,000    Pfizer, Inc.                                                                         6,231
  188,100    Schering-Plough Corp.                                                                3,634
   71,600    Valeant Pharmaceuticals International                                                1,282
   45,600    Wyeth                                                                                2,219
                                                                                               --------
                                                                                                 17,559
                                                                                               --------
             PROPERTY & CASUALTY INSURANCE (4.1%)
    4,400    21st Century Insurance Group                                                            71
  106,300    Allstate Corp.                                                                       6,005
   65,800    Axis Capital Holdings Ltd. (Bermuda)                                                 1,962
   87,200    XL Capital Ltd. "A"                                                                  5,745
                                                                                               --------
                                                                                                 13,783
                                                                                               --------
             PUBLISHING (0.7%)
   45,600    Gannett Co., Inc.                                                                    2,508
                                                                                               --------
             RAILROADS (1.5%)
   61,700    Burlington Northern Santa Fe Corp.                                                   4,907
                                                                                               --------
             REAL ESTATE INVESTMENT TRUSTS (0.6%)
  128,000    American Financial Realty Trust                                                      1,457
   18,200    First Industrial Realty Trust, Inc.                                                    714
                                                                                               --------
                                                                                                  2,171
                                                                                               --------
             REGIONAL BANKS (1.7%)
   20,500    Bank of Hawaii Corp.                                                                 1,114
   20,700    Cullen/Frost Bankers, Inc.                                                           1,198
   80,400    South Financial Group, Inc.                                                          2,181
   44,300    TCF Financial Corp.                                                                  1,190
                                                                                               --------
                                                                                                  5,683
                                                                                               --------
             RESTAURANTS (0.0%)(g)
    5,600    Tim Hortons, Inc. (Canada)*(a)                                                         152
                                                                                               --------

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USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.5%)
   71,300    H&R Block, Inc.                                                                   $  1,628
                                                                                               --------
             SPECIALTY CHEMICALS (0.3%)
  129,400    Polyone Corp.*                                                                       1,149
                                                                                               --------
             TECHNOLOGY DISTRIBUTORS (0.7%)
   65,035    Tech Data Corp.*                                                                     2,388
                                                                                               --------
             THRIFTS & MORTGAGE FINANCE (4.8%)
   52,600    MGIC Investment Corp.                                                                3,719
  130,500    New York Community Bancorp, Inc.                                                     2,246
   66,600    People's Bank                                                                        2,181
   38,700    Radian Group, Inc.                                                                   2,427
  124,300    Washington Mutual, Inc.                                                              5,601
                                                                                               --------
                                                                                                 16,174
                                                                                               --------
             TOBACCO (7.3%)
  102,500    Altria Group, Inc.                                                                   7,499
  102,800    Imperial Tobacco Group plc ADR (United Kingdom)                                      6,443
   47,700    Loews Corp. - Carolina Group                                                         2,444
   21,000    Reynolds American, Inc.                                                              2,303
  135,500    UST, Inc.                                                                            5,953
                                                                                               --------
                                                                                                 24,642
                                                                                               --------
             TRUCKING (0.1%)
   26,500    Covenant Transport, Inc. "A"*                                                          367
                                                                                               --------
             Total common stocks (cost: $276,943)                                               322,484
                                                                                               --------
             MONEY MARKET INSTRUMENTS (7.3%)

             MONEY MARKET FUNDS (5.4%)
8,832,581    SSgA Money Market Fund, 4.44%(b)                                                     8,833
9,381,152    SSgA Prime Money Market Fund, 4.63%(b)                                               9,381
                                                                                               --------
                                                                                                 18,214
                                                                                               --------

PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENTS (1.9%)(c)
   $6,377    State Street Bank & Trust Co., 3.23%, acquired on 4/28/2006 and due 5/01/2006 at $6,377 (collateralized by $6,575 of U.S. Treasury Note, 2.875%,
               due 11/30/2006; market value $6,573)                                               6,377
                                                                                               --------
             Total money market instruments (cost: $24,591)                                      24,591
                                                                                               --------
   NUMBER
OF SHARES
---------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (2.0%)(f)

             MONEY MARKET FUNDS (0.3%)
1,066,437    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.72%(b)                      1,066
                                                                                               --------

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USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                        MARKET
   AMOUNT                                                                                         VALUE
    (000)    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (1.7%)(c)
   $4,500    Credit Suisse First Boston, LLC, 4.78%, acquired on 4/28/2006 and due 5/01/2006 at $4,500 (collateralized by $4,745 of Freddie Mac Discount Notes(d),
               5.08%(e), due 12/12/2006; market value $4,592)                                  $  4,500
    1,000    Deutsche Bank Securities, Inc., 4.76%, acquired on 4/28/2006 and due 5/01/2006 at $1,000 (collateralized by $1,065 of Federal Home Loan Bank(d), 5.05%,
               due 4/25/2014; market value $1,024)                                                1,000
                                                                                               --------
                                                                                                  5,500
                                                                                               --------
             Total short-term investments purchased with cash collateral from securities
               loaned (cost: $6,566)                                                              6,566
                                                                                               --------

             TOTAL INVESTMENTS (COST: $308,100)                                                $353,641
                                                                                               ========

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USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

          1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

          3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

          4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

          5. Repurchase agreements are valued at cost, which approximates market value.

          6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the

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           to Portfolio of INVESTMENTS
           (continued)

USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

              actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.
              General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $49,693,000 and $4,152,000, respectively, resulting in net unrealized appreciation of $45,541,000.

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $337,603,000 at April 30, 2006, and, in total, may not equal 100%. Investments in foreign securities were 7.6% of net assets at April 30, 2006.

     D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

    (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $6,370,000.

    (b) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

    (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

    (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

    (f) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair

 N O T E S
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           to Portfolio of INVESTMENTS
           (continued)

USAA VALUE FUND
APRIL 30, 2006 (UNAUDITED)

          value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

    (g) Represents less than 0.1% of net assets.

    * Non-income-producing security for the 12 months preceding April 30, 2006.

10

 N O T E S
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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                           INSURANCE o MEMBER SERVICES

48493-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.